Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $40,012,500.00 (or up to $46,014,375.00 aggregate offering price if the underwriters' option to purchase additional shares of Common Stock is exercised in full). These amounts include $513.64, representing the aggregate exercise price of $0.0001 per share for 5,136,363 shares of Common Stock underlying the Pre-Funded Warrants.
Narrative - Max Aggregate Offering Price	$ 40,012,500.00
Final Prospectus	true